Dividends (Details) $ / shares in Units, $ in Millions	1 Months Ended	3 Months Ended		12 Months Ended
	May 31, 2014	Sep. 30, 2019 $ / shares	Jun. 30, 2019	Dec. 31, 2019 CNY (¥)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)
Dividends
Quarterly cash dividend distribution percentage	25.00%
Dividend payable				¥ 0		¥ 0
Cash dividend declared				8,840,634,000		1,440,194,000	¥ 3,257,607,000
Less than
Dividends
Quarterly cash dividend distribution percentage			30.00%
Equal to or more than
Dividends
Quarterly cash dividend distribution percentage			20.00%
With respect to fiscal year 2018
Dividends
Cash dividend declared						¥ 1,538,300,000
With respect to fiscal year 2019
Dividends
Cash dividend declared				¥ 9,353,600,000	$ 1,343.6
American Depositary Shares
Dividends
Additional special dividend approved (in dollars per share) | $ / shares		$ 3.45